Group Information	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Group Information	Group Information
Information about Subsidiaries
The consolidated financial statements include the following subsidiaries:

			% equity interest

Name	Country of incorporation	Registered office	December 31, 2025	December 31, 2024
BioNTech BioNTainer Holding GmbH	Germany	Mainz	100%	100%
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	100%
BioNTech Collaborations GmbH	Germany	Mainz	100%	100%
BioNTech Delivery Technologies GmbH	Germany	Halle	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Discovery GmbH	Germany	Mainz	100%	n / a(1)
BioNTech Europe GmbH	Germany	Mainz	100%	100%
BioNTech Idar-Oberstein Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Innovation and Services Marburg GmbH	Germany	Marburg	100%	100%
BioNTech Innovation GmbH	Germany	Mainz	100%	100%
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Manufacturing GmbH	Germany	Mainz	100%	100%
BioNTech Manufacturing Marburg GmbH	Germany	Marburg	100%	100%
BioNTech Real Estate Holding GmbH	Germany	Holzkirchen	100%	100%
CureVac Corporate Services GmbH	Germany	Tübingen	86.75%(2)	n / a(1)
CureVac Manufacturing GmbH	Germany	Tübingen	86.75%(2)	n / a(1)
CureVac SE	Germany	Tübingen	86.75%(2)	n / a(1)
InstaDeep DE GmbH	Germany	Berlin	100%	100%
		Continued on next page

			% equity interest

Name	Country of incorporation	Registered office	December 31, 2025	December 31, 2024
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
NT Security and Services GmbH	Germany	Mainz	100%	100%
reSano GmbH	Germany	Mainz	100%	100%
BioNTech Australia Pty Ltd.	Australia	Melbourne	100%	100%
BioNTech R&D (Austria) GmbH	Austria	Vienna	100%	100%
CureVac Belgium SA	Belgium	Ottignies-Louvain- la-Neuve	86.75%(2)	n / a(1)
Biotheus (previously Simba Merger Sub)	Cayman Islands	George Town	100%	100%
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.	China	Shanghai	100%	100%
Biotheus (Hengqin) Co. Ltd.	China	Zhuhai	100%	n / a(1)
Biotheus (Nantong) Co. Ltd.	China	Nantong	100%	n / a(1)
Biotheus (Suzhou) Co. Ltd.	China	Suzhou	100%	n / a(1)
Biotheus Inc.	China	Zhuhai	100%	n / a(1)
InstaDeep France SAS	France	Paris	100%	100%
Biotheus (Hong Kong) Ltd.	Hong Kong	Hong Kong	100%	n / a(1)
Cabt-Bio (Hong Kong) Ltd.	Hong Kong	Hong Kong	100%	n / a(1)
Biopharma BioNTech Israel Ltd.	Israel	Tel Aviv	100%	100%
New Technologies Re	Luxembourg	Luxembourg	100%	100%
CureVac Merger B.V.	Netherlands	Amsterdam	86.75%(2)	n / a(1)
CureVac N.V.	Netherlands	Amsterdam	86.75%(2)	n / a(1)
CureVac Netherlands B.V.	Netherlands	Amsterdam	86.75%(2)	n / a(1)
BioNTech Rwanda Ltd.	Rwanda	Kigali	100%	100%
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.	Singapore	Singapore	100%	100%
BioNTech Pharmaceuticals Spain S.L	Spain	Barcelona	100%	100%
BioNTech Switzerland GmbH	Switzerland	Basel	100%	100%
CureVac Swiss AG	Switzerland	Basel	86.75%(2)	n / a(1)
InstaDeep Tunisia SARL	Tunisia	Tunis	100%	100%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi	Turkey	Istanbul	100%	100%
BioNTech UK Ltd.	United Kingdom	London	100%	100%
InstaDeep Ltd.	United Kingdom	London	100%	100%
BioNTech Delivery Technologies (US), LLC	United States	Cambridge	100%	100%
BioNTech Research and Development, Inc.	United States	Cambridge	100%	100%
BioNTech US Inc.	United States	Cambridge	100%	100%
BioNTech USA Holding, LLC	United States	Cambridge	100%	100%
CureVac Inc.	United States	Boston	86.75%(2)	n / a(1)
InstaDeep LLC	United States	Dover	100%	100%
JPT Peptide Technologies Inc.	United States	Cambridge	100%	100%
(1)Included during the year ended December 31, 2025.
(2)As of December 31, 2025, the subsidiary is fully consolidated in the consolidated financial statements as control was reached in December 2025, and no non-controlling interests existed as of December 31, 2025. As of the acquisition date all closing conditions related to the completion of the post-offer reorganization have been satisfied, even though the tendered shares amount to 86.75% as of December 31, 2025, and reached 100%
with the back-end measures as of January 6, 2026 (for details see Note 5).
All entities listed above are included in our consolidated financial statements.
Parent Company
ATHOS KG, Holzkirchen, Germany, is the sole shareholder of AT Impf GmbH, Munich, Germany, and beneficial owner of the following percentage of ordinary shares in BioNTech at the dates as indicated. ATHOS KG via AT
Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enables it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.

			Ownership of ordinary shares in BioNTech (in %)

Name	Country of incorporation	Registered office	December 31, 2025	December 31, 2024
AT Impf GmbH	Germany	Munich	40.30%	42.44%
Entity with Significant Influence over the Group
Medine GmbH, Mainz, Germany, owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)

Name	Country of incorporation	Registered office	December 31, 2025	December 31, 2024
Medine GmbH	Germany	Mainz	15.97%	16.85%